Interest Payable (Tables)	12 Months Ended
Dec. 31, 2021
Interest Expense [Abstract]
Schedule of Interest Payable

	2021	2020	2019
	£	£	£
Interest on banks loans and overdrafts	626,214	631,866	655,819
Interest on obligations under finance leases and hire purchase contracts	19,683	37,226	53,488
Interest on shareholder loan facility	844,053	—	—
Other interest payable and similar charges	321,520	60,496	104,150

	1,811,470	729,588	813,457